8. Indirect taxes and contributions recoverable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
IndirectTaxesAndContributionsRecoverableLineLineItems [Line Items]
Indirect taxes and contributions recoverable	R$ 1,335,587	R$ 1,500,997
Current portion	(386,001)	(633,854)
Non-current portion	949,586	867,143
Imposto sobre Circulacao de Mercadorias Servicos [Member] | Indirect [Member]
IndirectTaxesAndContributionsRecoverableLineLineItems [Line Items]
Indirect taxes and contributions recoverable	1,296,255	1,465,088
Other [Member] | Indirect [Member]
IndirectTaxesAndContributionsRecoverableLineLineItems [Line Items]
Indirect taxes and contributions recoverable	R$ 39,332	R$ 35,909